UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg, Secretary Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-623-2577

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2009 - October 31, 2009

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

1

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of the American Freedom U.S. Government Money Market Fund (the “Fund”), you will not incur any transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2009 and held until October 31, 2009.

Actual. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Fund costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/1/09	Value 10/31/09	5/1/09-10/31/09*
Actual	$1,000.00	$1,000.29	$1.18
Hypothetical	$1,000.00	$1,024.16	$1.19

*

Expenses are equal to the annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by the number of days in the first half-year (184) divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION*

(Unaudited)

Percentage of Fund’s
Total Net Assets
U.S. Government & Agency Obligations	71.71%
Repurchase Agreements	28.31%
Liabilities in Excess of Other Assets	(0.02)%
100.00%

* These allocations may not reflect the current or future position of the Fund.

2

STATEMENT OF INVESTMENTS (UNAUDITED)

October 31, 2009

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 71.71%
	Federal Home Loan Bank
$3,000,000	0.31%, 11/25/09 DN	$2,999,405
6,500,000	0.36%, 12/4/09 DN	6,497,920
5,000,000	0.35%, 12/28/09 DN	4,997,278
3,000,000	0.35%, 12/30/09 DN	2,998,309
25,000,000	0.31%, 1/6/10 DN	24,986,007
15,000,000	0.31%, 1/8/10 DN	14,991,485
6,000,000	0.22%, 1/12/10 DN	5,997,397
9,000,000	0.32%, 1/20/10 DN	8,993,680
15,000,000	0.09%*, 1/30/10	15,000,000

	Federal Home Loan Mortgage Corporation
15,000,000	0.56%*, 11/2/09	15,000,000
5,000,000	0.30%, 11/23/09 DN	4,999,126
6,652,000	0.31%, 12/7/09 DN	6,649,995
3,000,000	0.35%, 12/28/09 DN	2,998,367
7,000,000	0.37%, 12/31/09 DN	6,995,754
10,000,000	0.30%, 1/19/10 DN	9,993,500
9,352,000	0.31%, 1/25/10 DN	9,345,235
20,000,000	0.20%, 1/25/10 DN	19,990,667
16,200,000	0.26%, 3/1/10 DN	16,186,345

	Federal National Mortgage Association
6,000,000	0.31%, 11/25/09 DN	5,998,812
7,877,000	0.31%, 12/1/09 DN	7,875,033
5,000,000	0.38%, 12/21/09 DN	4,997,414
6,000,000	0.40%, 12/31/09 DN	5,996,115
7,500,000	0.12%, 1/6/10 DN	7,498,375
20,000,000	0.08%, 1/27/10 DN	19,996,417
10,000,000	0.21%, 3/10/10 DN	9,992,533

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $241,975,169)		241,975,169

Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 28.31%

Agreement with Bank of America and Bank of New York (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $20,575,120	20,575,000	$20,986,566

3

	Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

Agreement with Barclays and Bank of New York (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $8,959,052	$8,959,000	$9,138,226

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $11,000,064	11,000,000	11,222,144

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $11,000,064	11,000,000	11,223,814

Agreement with Deutsche Bank and Bank of New York (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $11,000,064	11,000,000	11,222,517

Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $11,000,064	11,000,000	11,223,561

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $11,000,064	11,000,000	11,220,035

4

		Value	Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 0.07%, dated 10/30/09 and maturing 11/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $11,000,064	$11,000,000	$11,224,284

TOTAL REPURCHASE AGREEMENTS (Cost $95,534,000)		95,534,000	97,461,147

TOTAL INVESTMENTS (Cost $337,509,169)	100.02%	$337,509,169
Liabilities in Excess of Other Assets	(0.02)%	(58,543)

NET ASSETS	100.00%	$337,450,626

*                 Floating rate security - rate disclosed as of October 31, 2009. Maturity date represents the next interest rate reset date.

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $337,509,169

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

5

FINANCIAL STATEMENTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

October 31, 2009

Assets
Investments, at amortized cost (1)	$337,509,169
Interest receivable	18,081
Prepaid and other assets	1,708
Total Assets	337,528,958

Liabilities
Dividends payable	8,191
Accrued investment advisory fee	21,556
Accrued administration fee	14,721
Accrued trustee fees	15,384
Other payables	18,480
Total Liabilities	78,332
Net Assets	$337,450,626

Composition of Net Assets
Paid-in capital	$337,449,136
Undistributed net investment income	1,490
Net Assets	$337,450,626

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	337,302,407

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amount of:	$95,534,000

See Notes to Financial Statements.

7

STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended October 31, 2009

Investment Income
Interest Income	$554,825
Total Investment Income	554,825

Expenses
Investment advisory fee	200,460
Administration services	305,464
Legal	31,889
Reports to Shareholders	18,707
Insurance	32,128
State Registration	2,052
Trustee fees	30,297
Miscellaneous	13,136
Total Expenses before fee waivers	634,133
Expenses waived by administrator	(122,871)
Expenses waived by investment advisor	(66,820)
Net Expenses	444,442

Net Investment Income and Net Increase in Net Assets Resulting from Operations	$110,383

See Notes to Financial Statements.

8

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2009 (Unaudited)	For the Year Ended April 30, 2009
Operations
Net investment income	$110,383	$5,716,941
Net increase in net assets resulting from operations	110,383	5,716,941

Distributions
Dividends to shareholders from net investment income	(110,383)	(5,716,941)
Dividends to shareholders from net realized gains	—	(24,302)
Net decrease in net assets from distributions	(110,383)	(5,741,243)

Beneficial Interest Transactions (1)
Shares sold	471,132,980	923,599,419
Dividends reinvested	116,350	5,597,638
Shares redeemed	(477,844,426)	(1,019,536,455)
Net decrease in net assets derived from beneficial interest transactions	(6,595,096)	(90,339,398)

Net decrease in net assets	(6,595,096)	(90,363,700)

Net Assets
Beginning of year	344,045,722	434,409,422
End of period*	$337,450,626	$344,045,722

* Includes undistributed net investment income of:	$1,490	$1,490

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

9

FINANCIAL HIGHLIGHTS

	For the Six Months
	Ended October 31,
	2009 (Unaudited)
Net asset value, beginning of period	$1.00

Income from Investment Operations
Net investment income	0.00	*
Net realized gain	—
Total from investment operations	0.00	*

Distributions
From net investment income	0.00	*
From net realized gain	—
Total distributions	0.00	*
Net asset value, end of period	$1.00
Total Return (2)	0.03	%(4)

Ratios/Supplemental Data
Net assets, end of period (000)	$337,451

Ratio of expenses to average net assets	0.23	%(3)(5)
Ratio of net investment income to average net assets	0.06	%(5)
Ratio of expenses without fee waivers to average net assets	0.33	%(5)
Ratio of net investment income/(loss) without fee waivers to average net assets	(0.04	)%(5)

*	Less than $0.005 per share.
(1)	Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund.
(2)	Total return would have been lower had various fees not been waived during the period.
(3)	Effective September 29, 2009, the expense limitation changed from 0.24% to 0.20% of average net assets.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

10

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND(1)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Years Ended April, 30
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net investment income	0.01	0.04	0.05	0.04	0.02
Net realized gain	—	0.00 *	—	—	—
Total from investment operations	0.01	0.04	0.05	0.04	0.02

Distributions
From net investment income	(0.01)	(0.04)	(0.05)	(0.04)	(0.02)
From net realized gain	0.00 *	—	—	—	—
Total distributions	(0.01)	(0.04)	(0.05)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (2)	1.28%	4.31%	5.20%	3.77%	1.68%

Ratios/Supplemental Data
Net assets, end of period (000)	$344,046	$434,409	$405,941	$214,907	$245,040

Ratio of expenses to average net assets	0.22%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.30%	4.25%	5.09%	3.69%	1.64%
Ratio of expenses without fee waivers to average net assets	0.33%	0.29%	0.30%	0.30%	0.30%
Ratio of net investment income/(loss) without fee waivers to average net assets	1.19%	4.16%	4.99%	3.59%	1.54%

11

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940 as amended (“1940 Act”). The American Freedom U.S. Government Money Market Fund (the “Fund”) is one of five separate series offered to the public under the Trust as of October 31, 2009. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges. The Fund’s principal investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009.

12

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Government & Agency Obligations	$—	$241,975,169	$—	$241,975,169
Repurchase Agreements Collateralized by U.S. Government Obligations	—	95,534,000	—	95,534,000
TOTAL	$—	$337,509,169	$—	$337,509,169

For the six months ended October 31, 2009, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

At October 31, 2009, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

During the six-months ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal

13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

tax return filings remains open for the years ended April 30, 2006 through April 30, 2009. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2005 through April 30, 2009. To our knowledge, there are no federal or Colorado income tax returns currently under examination.

At October 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

2009
Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	$—
Net unrealized appreciation	$—
Cost of investments for income tax purposes	$337,509,169

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

The tax character of the distributions paid by the Fund during the year ended April 30, 2009 was as follows:

Distributions paid from:
Ordinary Income	$5,716,941
Long-Term Capital Gain	24,302
Total	$5,741,243

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,490
Total	$1,490

Recent Accounting Pronouncements: In June 2009, FASB issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Fund has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or

14

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Fund’s financial position or results of operation.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

On August 28, 2009, the Trust’s Board of Trustees renewed and approved the Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to this advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of the Fund’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for the Fund reach $1 billion.

ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly based on the following fee schedule:

Average Net Assets*
First $500 million	0.16%
Next $500 million	0.14%
In excess of $1 billion	0.12%

* Subject to a minimum monthly fee of $30,000.

ALPS has contractually agreed to waive a portion of its administration fees to the extent necessary for the Fund to maintain a total expense ratio of no more than 0.24% for the period May 1, 2009 to September 28, 2009, and no more than 0.20% for the period September 29, 2009 to April 30, 2010, of its average net assets. The Administration fee includes fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2009, the Fund had no shareholders of beneficial ownership of 25% or more.

3. SUBSEQUENT EVENT

On November 4, 2009, the Board of Trustees authorized two new funds, Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (“Vulcan Value Funds”), to the Trust. The Vulcan Value Funds’ registration statement is expected to become effective on December 30, 2009 (this date is subject to change).

15

ADDITIONAL INFORMATION (UNAUDITED)

FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http:// www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES

Fund policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 are available without a charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http://www.sec.gov.

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On August 28, 2009, the Trust’s Board of Trustees (the “Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM for the Fund in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Fund’s assets and securities. The Trustees last approved the Advisory Agreement for the Fund in September 2008. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee: The Trustees reviewed and considered the contractual and actual advisory fee annual rate of 0.105% of the Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM. The Trustees received and considered information comparing the Fund’s contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper Analytical Services (“Lipper”), an independent provider of investment company data. The Trustees also reviewed information regarding the contractual fee arrangements of similarly managed SSgA FM mutual fund products. Based on such material from Lipper, the Trustees further determined that the total expense ratio of 0.24% for the Fund, net of any fee waivers in place, is comparable to other total expense ratios within the Fund’s peer universe.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement:  The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement with SSgA FM. The Trustees reviewed certain background materials supplied by SSgA FM in response to the questionnaire furnished by the Trust, including SSgA FM’s Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees reviewed the accompanying compliance-related materials and also noted that they have received reports on these services and compliance issues

16

from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM.

The Fund’s Performance: The Trustees received and considered the one-, two-, three-, five-, ten-year and since inception total return performance of the Fund, as provided by Lipper. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for similar time periods.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreement. Based on the allocation methodologies used by SSgA FM, the Trustees considered the losses realized by SSgA FM in connection with the operation of the Fund. The Trustees also considered SSgA FM’s statements regarding its continuing commitment to the Fund despite these losses. The Trustees then discussed certain conflicts of interests that may affect SSgA FM and its affiliates and the policies and procedures in place to address such conflicts. The Trustees then reviewed State Street Corporation’s 2008 Annual Report and financial statements included therein to analyze the financial condition and stability and profitability of SSgA FM. The Trustees then discussed State Street’s business generally.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall-out benefits or any other direct or indirect benefits would accrue to SSgA FM from the relationship with the Trust.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Fund. The Trustees also reviewed the top ten broker-dealers used by SSgA FM, as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, unanimously concluded that:

•                 the investment advisory fees to be received by SSgA FM with respect to the Fund were comparable to others with in the Fund’s peer universe;

•                 the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement were adequate;

•                 the performance of the Fund was comparable to the performance of similarly managed SSgA FM mutual fund products for the same time periods and comparable to the performance of other funds in the Fund’s peer universe;

•                 the lack of profit realized by SSgA FM in connection with the operation of the Fund was not unfair to the Trust;

•                 the relatively small size of the Fund did not permit for economies of scale in SSgA FM’s provision of services to the Fund; and

•                 there were no other material benefits accruing to SSgA FM in connection with its relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, all of the Trustees, including a majority of the Independent Trustees in person at the meeting, concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

17

SHAREHOLDER MEETING (UNAUDITED)

A Special Meeting of Shareholders of all series of the Trust was held on August 7, 2009. At the meeting the following matters were voted on by the Shareholders. Each vote reported represents one dollar of net asset value held on the record date of the meeting. The results of the Special Meeting of Shareholders are noted below. Proposals 1, 2.A.1 and 2.B reflect votes where the entire Trust voted as a single group. Proposal 2.A.2 reflects a vote where the Fund voted separately.

Proposal 1

To elect and re-elect the nominees specified below as Trustees of Financial Investors Trust:

	Number of Votes
Trustees	Record Date Votes	Affirmative	Withheld	Total
Mary K. Anstine	360,498,638	147,541,150	11,936,590	159,477,740
Jeremy W. Deems	360,498,638	147,538,926	11,938,814	159,477,740
John R. Moran, Jr.	360,498,638	147,532,444	11,945,296	159,477,740
Edmund J. Burke	360,498,638	147,541,440	11,936,300	159,477,740
Jerry G. Rutledge	360,498,638	147,542,846	11,934,894	159,477,740
Michael “Ross” Shell	360,498,638	147,544,998	11,932,742	159,477,740

Proposal 2.A.1

To amend the Trust Instrument to permit the Board to liquidate the Trust without a shareholder vote:

	Number of Votes
Trust	Record Date Votes	Affirmative	Against	Abstain	Broker Non-Vote	Total
Financial Investors Trust	360,498,638	124,065,472	28,624,479	46,076	6,741,712	159,477,739

Proposal 2.A.2

To amend the Trust Instrument to permit the Board to liquidate the Fund without a shareholder vote:

	Number of Votes
	Record Date				Broker
Fund	Votes	Affirmative	Against	Abstain	Non-Vote	Total
American Freedom U.S. Government Money Market Fund	347,742,589	121,984,959	25,160,507	17,070	—	147,162,536

Proposal 2.B

To amend the Trust Instrument to permit the Board to liquidate future Funds or Classes of the Trust whose registration statement shall become effective after the date of the Special Meeting of Shareholders, August 7, 2009, without a shareholder vote:

	Number of Votes
	Record Date				Broker
Trust	Votes	Affirmative	Against	Abstain	Non-Vote	Total
Financial Investors Trust	360,498,638	124,072,602	28,617,443	45,983	6,741,712	159,477,740

18

Percentage of Total Outstanding Votes			Percentage of Voted
Affirmative	Withheld	Total	Affirmative	Withheld	Total
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%
40.93%	3.31%	44.24%	92.51%	7.49%	100.00%
40.93%	3.31%	44.24%	92.51%	7.49%	100.00%
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%

Percentage of Total Outstanding Votes					Percentage of Voted
			Broker					Broker
Affirmative	Against	Abstain	Non-Vote	Total	Affirmative	Against	Abstain	Non-Vote	Total
34.41%	7.94%	0.01%	1.87%	44.23%	77.79%	17.95%	0.03%	4.23%	100.00%

Percentage of Total Outstanding Votes					Percentage of Voted
			Broker					Broker
Affirmative	Against	Abstain	Non-Vote	Total	Affirmative	Against	Abstain	Non-Vote	Total
35.08%	7.24%	0.00%	0.00%	42.32%	82.89%	17.10%	0.01%	0.00%	100.00%

Percentage of Total Outstanding Votes					Percentage of Voted
			Broker					Broker
Affirmative	Against	Abstain	Non-Vote	Total	Affirmative	Against	Abstain	Non-Vote	Total
34.42%	7.94%	0.01%	1.87%	44.24%	77.80%	17.94%	0.03%	4.23%	100.00%

19

TRUSTEES AND OFFICERS (UNAUDITED)

As of October 31, 2009, the Fund represented one of five separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-862-3040. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INDEPENDENT TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Mary K. Anstine, age 68	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), Health ONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	5

Ms. Anstine is a Trustee of ALPS ETF Trust (7 funds); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).

John R. Moran, Jr., age 79	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	5	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

20

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Jeremy W. Deems, age 33	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	5	Mr. Deems is a Trustee of ALPS ETF Trust (7 funds); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

21

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Jerry G. Rutledge, age 65	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	5	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund) and a Director of the American National Bank.

Michael “Ross” Shell, age 39	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.

Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008) and a Director of Tesser, Inc., a brand agency (since November 1999). From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.

				5	None

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

22

INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Edmund J. Burke, age 48	Trustee, Chairman and President	Mr. Burke was elect- ed as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is Chief Executive Officer and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and FTAM Distributors, Inc. (“FDI”) and from 2001-2008, was President of AAI, ADI, AFS and FDI. Because of his positions with AHI, AAI, ADI, AFS and FDI, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust (since 2006); Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

5

Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

23

OFFICERS

Name, Address* & Age	Position(s) Held with Funds	Term of Office	Principal Occupation(s) During Past 5 Years**

Jeremy O. May, age 39	Treasurer	Mr. May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May joined ALPS in 1995 and is currently President and Director of AFS and Director and Executive Vice President of AHI, AAI, ADI and FDI. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Financial Investors Trust, Financial Investors Variable Insurance Trust and Reaves Utility Income Fund. Mr. May is also President, Chairman and Trustee of the ALPS Variable Insurance Trust and Chairman and Trustee of the Reaves Utility Income Fund. Mr. May is currently on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

JoEllen L. Legg, age 48	Secretary	Ms. Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS in October 2007 and is currently Vice President and Associate Counsel of ALPS, ADI, FDI and AAI. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 – 2004) and at Patton Boggs LLP (2004 – 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the West- core Trust and Assistant Secretary of the Stone Harbor Investment Funds and the WesMark Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

24

Name, Address* & Age	Position(s) Held with Funds	Term of Office	Principal Occupation(s) During Past 5 Years**

Michael Akins, age 33	Chief Compliance Officer (“CCO”)	Mr. Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, age 37	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Senior Vice President -Director of Fund Administration of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.; and Assistant Secretary of Ameristock Mutual Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

25

NOTES

26

NOTES

27

NOTES

28

INVESTMENT ADVISER	INDEPENDENT REGISTERED
SSgA Funds Management, Inc.	PUBLIC ACCOUNTING FIRM
1 Lincoln Street	Deloitte & Touche LLP
Boston, Massachusetts 02110	555 Seventeenth Street
Suite 3600
ADMINISTRATOR, TRANSFER	Denver, Colorado 80202
AGENT & FUND ACCOUNTANT
ALPS Fund Services, Inc.	CUSTODIAN
1290 Broadway	State Street Bank & Trust Company
Suite 1100	750 Main Street
Denver, Colorado 80203	Suite 1114
Hartford, Connecticut 06103
DISTRIBUTOR
ALPS Distributors, Inc.	SUB-CUSTODIAN
1290 Broadway	State Street Bank & Trust Company
Suite 1100	1776 Heritage Drive
Denver, Colorado 80203	North Quincy, Massachusetts 02171

LEGAL COUNSEL	Must be accompanied or preceded by
Davis Graham & Stubbs LLP	a current prospectus.
1550 Seventeenth Street
Suite 500	For more information, please
Denver, Colorado 80202	call 1.800.862.3040 or visit
www.fitfunds.com

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FIT000269 6/30/2010

SEMI-ANNUAL REPORT

October 31, 2009 (Unaudited)

www.alpsfunds.com

SHAREHOLDER LETTER (UNAUDITED)

FUND PERFORMANCE as of 10/31/09

	1	3	6	1	Since	Expense Ratios*
	Month	Month	Month	Year	Inception^	Gross	Net**
Class A	(2.70)%	10.04%	41.57%	6.10%	(30.76)%	2.38%	1.80%
Class I	(2.88)%	10.02%	41.46%	6.20%	(30.57)%	2.35%	1.55%
Class R	(2.92)%	9.93%	40.48%	5.15%	(31.17)%	6.38%	2.05%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The performance data shown does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted. For the most current month-end performance data please visit www.alpsfunds.com.

^	Fund inception date of 12/31/2007. The Fund began trading on 1/2/2008.
*	The gross and net expense ratios are as stated in the “Fees and Expenses of the Fund” in the Fund’s current prospectus.
**

ALPS Advisors, Inc. (the “Adviser”) and the Sub-Adviser have given a contractual agreement to the Fund to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.00% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2009. Effective September 1, 2009 through August 31, 2010, the Adviser and the Sub-Adviser have given a contractual agreement to the Fund to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.25% of the Fund’s average daily net assets. This agreement is reevaluated on an annual basis. Without this agreement, expenses could be higher. The Adviser and the Sub-Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

OVERVIEW

The global equity markets exhibited strong overall performance throughout the 6-month period ending October 31, 2009. The uplift of public equity values, coupled with a thawing of the credit markets, directly benefited the ALPS | Red

ALPS | Red Rocks Listed Private Equity Fund Semi-Annual Report | October 31, 2009

Rocks Listed Private Equity Fund (the Fund). Values in private equity backed investments stabilized for the first time in many quarters, and in some cases, appreciated on a modest basis. A record amount of corporate debt was raised with the investment quality ranging from high grade to high yield. In the case of high yield offerings, numerous private equity backed companies were able to access the high yield market for the first time in many quarters. Many companies were able to refinance debt for either near term maturities (2-3 years out) or where covenants were in jeopardy of being breached.

From a balance sheet perspective, the 3rd quarter of 2009 was a much needed reprieve for the private equity industry, giving private equity backed companies the breathing room necessary to survive and to not be forced into fire sale situations. While the thawing of the credit markets clearly had a positive effect on public and private equity valuations, not everything was perfect. Most companies throughout the world saw continued muted revenue growth or worse...revenue declines. This was not unexpected. Companies continued to tighten their belts, reducing unnecessary or redundant expenses, decreasing R&D and advertising budgets, forestalling new hires, and generally reining in all but the most necessary expenditures. The net result has been flat to improving margins for many businesses. Not bad news, but not necessarily good news either.

And while the credit markets have clearly healed a bit, they are by no means back to where they were in previous years. Banks continue to show reluctance to make new loans to new clients/businesses. When they do make new loans, they lend only to the most credit worthy businesses with tighter terms/covenants and at much lower overall leverage multiples. Once again, not necessarily a bad thing, but not what private equity firms have experienced for many years, if not decades.

PORTFOLIO REVIEW

For the 6-month period ended October 31, 2009, the Fund returned 41.46% (net of fees), underperforming its primary benchmark, the S&P Listed Private Equity Index and outperforming its secondary benchmark, the MSCI World Index, which returned 44.66% and 25.24%, respectively.

The majority of the underperformance was attributed to having less than 3% exposure to asset managers (Blackstone, Fortress, Partners Group, Silicon Valley Bank) in the portfolio. Asset managers comprise a large percentage of the composition in our benchmarks (~35%), and they have performed exceptionally well during 2009 relative to direct private equity. The Fund is constructed to give end shareholders true exposure to direct private equity investments/funds, not necessarily to alternative investment asset managers.

We continue to focus on companies with the following financial attributes as we position the Fund:

•      Companies that have lower debt levels;

•      Companies that can take advantage of the dislocated environment;

•      Companies that can access capital for new investments; and

•      Companies that can gain liquidity in existing investments.

The Fund remains well-diversified in terms of industry and geography, with our largest positions in North America, UK and Europe. We continue to maintain our largest concentration of holdings outside the U.S.

Two companies in particular had a negative impact on the Fund’s performance; ARC Capital and Babcock & Brown Infrastructure. The stock in ARC Capital, a firm that principally invests in China and Southeast Asia, sold off as the Asian markets took a breather during the 3rd quarter of 2009. We think the company remains on track to realize value from several private investments in the coming quarters. We continue to believe in ARC’s holdings and management’s ability to create significant value. Another holding that hurt the performance of the Fund was Babcock & Brown Infrastructure. During the 3rd quarter, management announced overall positive operating results for several of their portfolio company holdings. However, the debt burden, along with accompanying covenants at the individual portfolio companies and the corporate level has proven to be a major impediment for Babcock & Brown Infrastructure. Recently the company reported that they would seek a major infusion of equity capital and/or the reorganization of the business and the accompanying debt. This has had a major negative impact on the stock. As of October 31, 2009 the Fund was no longer invested in the security.

The two companies in the Fund that did relatively well during the period were KKR Private Equity and Wendel. In the case of KKR Private Equity, the combination of favorable debt restructurings at the portfolio company holding level, the announcement of the IPO of Dollar General and the merging of KKR Private Equity with KKR management had a very positive effect on the stock. We continue to see positive portfolio company operating margin performance and stabilization of revenue. KKR recently announced the $1.8 billion purchase of Oriental Brewing, the 2nd largest brewer in Korea, from AB InBev. The other company that did well during the year was Wendel. Wendel has benefited from the overall global stabilization/ recovery. Its portfolio is heavily tilted toward global basic industry/construction products. One of their largest holdings, Saint-Gobain, has seen a pick up in business activity along with decreasing raw material/input costs.

LOOKING AHEAD

From a macro perspective, we continue to see numerous conflicting signals. Banks and financial institutions have re-liquefied their balance sheets, yet they are reluctant to lend. Commodities prices have firmed, or even increased, yet there is talk of deflation. Consumers are reducing personal debt, and, in turn, improving their purchasing power, yet they are not spending, or, in certain cases, they are trading down in many areas. We continue to believe that the coming year will be a very challenging period for many businesses, private equity backed businesses included.

While most private equity backed businesses have done a superb job in trimming expenses and improving margins over the course of 2009, top line revenue growth continues to be elusive in US and European centric companies. That contrasts with other parts of the world such as China, Brazil, parts of Southeast Asia and India where private equity backed businesses are seeing revenue growth opportunities. With this in mind, we continue to position the Fund towards these geographic regions, underweighting private equity portfolios that don’t have clear visibility to future growth or that may have difficulty servicing their debt burden in a no growth environment.

One of the key observations that gives us hope is the fact that many private equity firms are sitting on record amounts of cash or callable capital, both on an absolute and a relative basis. This gives these firms incredible buying power and the ability to take advantage of high quality buying opportunities not witnessed in many years. We have scrubbed the universe of listed private equity firms with this metric in mind; strong “buying power” coupled with low net debt levels. We have constructed the Fund around this theme.

For investors, the past twelve months have been one of the most volatile periods that we have ever witnessed. For the 1st Quarter of this year, the Fund was down substantially (~-22%), yet through October 31 of this year the Fund was up ~41% fiscal year to date. Interim returns have been volatile to say the least.

We appreciate your continued confidence and patience in Red Rocks Capital as the manager of the ALPS | Red Rocks Listed Private Equity Fund. While the past year has been a very trying time for most investors, we continue to believe that the private equity asset class has significant long term capital appreciation potential. Further, while the private equity model may have changed from years past (highly levered buyouts coupled with ever increasing EBITDA expectations of portfolio companies’ prospects in the future), the model is not broken. We think private equity is highly adaptable and return expectations will moderate. We expect that private equity will continue to deliver.

We appreciate your continued support and interest.

Adam Goldman, Co-Portfolio Manager

S&P Listed Private Equity Index: The S&P Listed Private Equity Index is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure, and activity requirements. The index is designed to provide tradable exposure to the leading publicly listed companies in the private equity space. An investor cannot invest directly in the index.

MSCI World Index: Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in the index.

Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment). There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

An investor should consider investment objectives, risks, charges and expenses carefully before investing. To obtain a prospectus, visit www.alpsfunds.com which contain this and other information, or call (866) 759-5679. Read the prospectus carefully before investing.

ALPS | Red Rocks Listed Private Equity Fund is a series of Financial Investors Trust.

ALPS Distributors, Inc., distributor for the ALPS | Red Rocks Listed Private Equity Fund.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of ALPS | Red Rocks Listed Private Equity Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder service fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2009 and held until October 31, 2009.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table on the next page is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Expense	During Period(b)
	5/01/09	10/31/09	Ratio(a)	5/01/09-10/31/09
Class A
Actual	$1,000.00	$1,415.70	1.35%	$8.24
Hypothetical	$1,000.00	$1,018.38	1.35%	$6.88
Class I
Actual	$1,000.00	$1,414.60	1.09%	$6.66
Hypothetical	$1,000.00	$1,019.69	1.09%	$5.57
Class R
Actual	$1,000.00	$1,404.80	1.62%	$9.85
Hypothetical	$1,000.00	$1,017.01	1.62%	$8.26

(a)

ALPS Advisors, Inc. (the “Adviser”) and the Sub-Adviser have given a contractual agreement to the Fund to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.00% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2009. Effective September 1, 2009 through August 31, 2010, the Adviser and the Sub-Adviser have given a contractual agreement to the Fund to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.25% of the Fund’s average daily net assets. This agreement is reevaluated on an annual basis. Without this agreement, expenses could be higher. The Adviser and the Sub-Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

STATEMENT OF INVESTMENTS (UNAUDITED)

October 31, 2009

		Market Value
	Shares	(Note 1)

COMMON STOCKS (99.55%)
COMMUNICATIONS (1.52%)
Internet (1.52%)
Internet Capital Group, Inc. (a)	156,800	$1,139,936

TOTAL COMMUNICATIONS		1,139,936

DIVERSIFIED (12.49%)
Diversified Operations (2.64%)
Wendel Investissement	35,500	1,980,030

Holding Companies-Diversified (9.85%)
Ackermans & van Haaren N.V.	14,400	1,044,753
HAL Trust	27,334	2,755,484
Leucadia National Corp. (a)	159,652	3,587,380
		7,387,617

TOTAL DIVERSIFIED		9,367,647

FINANCIAL (85.54%)
Closed-End Funds (20.35%)
AP Alternative Assets LP (a)	327,796	2,212,623
ARC Capital Holdings, Ltd. (a)	1,497,000	1,190,115
Candover Investments PLC (a)	228,833	2,001,805
Electra Private Equity PLC (a)	108,126	2,120,674
Graphite Enterprise Trust PLC	352,563	1,591,276
HgCapital Trust PLC	185,125	2,573,502
Princess Private Equity Holding, Ltd. (a)	208,670	1,056,386
Private Equity Investor PLC (a)	309,189	659,695
SVG Capital PLC (a)	936,653	1,850,892
		15,256,968

Diversified Financial Services (26.08%)
Brait SA	450,000	1,063,060
Conversus Capital LP (a)	328,112	3,560,015
GP Investments, Ltd. (a)	390,780	1,996,492
Intermediate Capital Group PLC	371,000	1,551,491
KKR & Co. Guernsey LP (a)	714,831	6,361,997
KTB Securities Co., Ltd. (a)	193,000	711,761
Onex Corp.	190,750	4,303,135
		19,547,951

		Market Value
	Shares	(Note 1)

Investment Companies (16.51%)
CapMan OYJ, B Shares (a)	36,942	$69,588
China Merchants China Direct Investments, Ltd. (a)	716,000	1,537,282
DeA Capital SpA (a)	627,914	1,284,456
Eurazeo	22,675	1,431,224
Investor AB	82,600	1,483,766
Macquarie International Infrastructure Fund, Ltd.	4,570,000	1,336,877
MVC Capital, Inc.	154,362	1,417,043
Prospect Energy Corp. (a)	121,000	1,021,301
Ratos AB, B Shares	118,591	2,792,441
		12,373,978

Venture Capital (22.60%)
3i Group PLC	783,422	3,390,641
3i Infrastructure PLC	1,548,135	2,594,242
Altamir Amboise (a)	331,611	2,488,876
Deutsche Beteiligungs AG	102,535	2,344,916
Dinamia Capital Privado S.C.R., SA	77,250	1,201,649
GIMV N.V.	68,585	3,874,820
IP Group PLC (a)	1,137,250	1,045,249
		16,940,393

TOTAL FINANCIAL		64,119,290

TOTAL COMMON STOCKS (Cost $64,787,712)		74,626,873

TOTAL INVESTMENTS (99.55%) (Cost $64,787,712)		$74,626,873

Other Assets In Excess Of Liabilities (0.45%)		334,126

NET ASSETS (100.00%)		$74,960,999

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Public Limited Company

PLC - Public Limited Company

SA -    Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Società Per Azioni is an Italian shared company.

(a)    Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

October 31, 2009

ASSETS:
Investments, at value	$74,626,873
Foreign currency, at value (Cost $522,836)	520,483
Receivable for investments sold	497,356
Receivable for shares sold	50,944
Interest and dividends receivable	22,122
Other assets	15,907
Total Assets	75,733,685

LIABILITIES:
Amount due to custodian resulting from overdraft	21,148
Payable for investments purchased	607,853
Payable for shares redeemed	69,662
Payable to advisor	25,443
Payable for audit fees	14,351
Payable for distribution and services fees	11,248
Payable to custodian	6,742
Payable for transfer agent fees	6,146
Payable for administration fee	5,270
Payable for legal fees	2,585
Payable to trustees	1,508
Payable for printing fees	394
Accrued expenses and other liabilities	336
Total Liabilities	772,686
NET ASSETS	$74,960,999

NET ASSETS CONSIST OF:
Paid-in capital	$89,996,418
Undistributed net investment income	1,442,365
Accumulated net realized loss on investments and foreign currency transactions	(26,315,708)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	9,837,924
NET ASSETS	$74,960,999

INVESTMENTS, AT COST	$64,787,712

See Notes to Financial Statements.

PRICING OF SHARES:

Class A:
Net Asset Value, offering and redemption price per share	$5.04
Net Assets	$51,053,524
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	10,138,943
Maximum offering price per share	$5.33
(NAV/0.945, based on maximum sales charge of 5.50% of the offering price)

Class I:
Net Asset Value, offering and redemption price per share	$5.05
Net Assets	$23,888,228
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,727,628

Class R:
Net Asset Value, offering and redemption price per share	$4.65
Net Assets	$19,247
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,138

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended October 31, 2009

INVESTMENT INCOME:
Dividends	$779,169
Foreign taxes withheld	(49,047)
Total Investment Income	730,122

EXPENSES:
Investment advisory fee	269,361
Administrative fee	25,352
Custodian fee	25,146
Legal and audit fee	23,193
Transfer agent fee	34,155
Trustees’ fees and expenses	4,223
Report to shareholder and printing fees	20,117
Distribution and service fees
12b-1 Class A	52,211
12b-1 Class R	18
Registration fee	27,269
Other	22,487
Total expenses before waiver	503,532
Less fees waived/reimbursed by investment advisor
Class A	(65,802)
Class I	(36,880)
Class R	(16)
Total net expenses	400,834
NET INVESTMENT INCOME	329,288

Net realized loss on investments	(8,987,879)
Net realized gain on foreign currency transactions	378,121
Net change in unrealized appreciation on investments	28,077,122
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	357
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,467,721
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,797,009

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$329,288	$571,682
Net realized loss on investments	(8,987,879)	(14,443,113)
Net realized gain/(loss) on foreign currency transactions	378,121	(2,306,547)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	28,077,479	(18,211,582)
Net increase/(decrease) in net assets resulting from operations	19,797,009	(34,389,560)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	—	(271,455)
Class I	—	(151,725)
Class R	—	(26)
From net realized gains on investments
Class A	—	(3,447)
Class I	—	(1,488)
Total distributions	—	(428,141)

SHARE TRANSACTIONS: (Note 2)
Class A
Proceeds from sale of shares	14,171,766	56,557,393
Issued to shareholders in reinvestment of distributions	—	268,647
Cost of shares redeemed	(3,941,370)	(6,347,401)
Net increase from share transactions	10,230,396	50,478,639

Class I
Proceeds from sale of shares	10,165,909	29,215,601
Issued to shareholders in reinvestment of distributions	—	102,538
Cost of shares redeemed	(6,048,039)	(5,035,259)
Net increase from share transactions	4,117,870	24,282,880

Class R
Proceeds from sale of shares	17,750	33
Issued to shareholders in reinvestment of distributions	—	26
Cost of shares redeemed	—	(34)
Net increase from share transactions	17,750	25
Net increase in net assets	$34,163,025	$39,943,843

NET ASSETS:
Beginning of period	40,797,974	854,131
End of period (including undistributed net investment income of $1,442,365 and $1,113,077, respectively)	$74,960,999	$40,797,974

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended		Period Ended
	October 31, 2009 (Unaudited)		April 30, 2009		April 30, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD INCOME/(LOSS) FROM OPERATIONS:	$3.56		$9.47		$10.00
Net investment income	0.02	(b)	0.08	(b)	0.11
Net realized and unrealized gain/(loss) on investments	1.46	(b)	(5.97	)(b)	(0.64)
Total from Investment Operations	1.48		(5.89)		(0.53)

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)		—
From net realized gains	—		(0.00	)(b)(c)	—
Total Distributions	—		(0.03)		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (Note 2)	0.00	(b)(c)	0.01	(b)	—
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.48		(5.91)		(0.53)
NET ASSET VALUE, END OF PERIOD	$5.04		$3.56		$9.47
TOTAL RETURN (d)	41.57	%(e)	(62.01)%		(5.30	)%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$51,054		$27,860		$832

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.90	%(f)	2.16%		4.68	%(f)
Operating expenses including reimbursement/waiver	1.35	%(f)	1.25%		1.25	%(f)
Operating expenses excluding reimbursement/waiver	1.67	%(f)	2.08%		39.07	%(f)

PORTFOLIO TURNOVER RATE (g)	34%		59%		15%

(a)       The Fund commenced operations on December 31, 2007.

(b)       Per share numbers have been calculated using the average shares method.

(c)        Less than $0.005 per share.

(d)       Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e)        Total returns for periods less than one year are not annualized.

(f)           Annualized.

(g)       A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2009 were $35,707,791 and $20,794,195, respectively.

See Notes to Financial Statements.

	Class I
	Six Months Ended		Year Ended		Period Ended
	October 31, 2009 (Unaudited)		April 30, 2009		April 30, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD INCOME/(LOSS) FROM OPERATIONS:	$3.57		$9.47		$10.00
Net investment income	0.03	(b)	0.10	(b)	0.13
Net realized and unrealized gain/(loss) on investments	1.45	(b)	(5.97)	(b)	(0.66)
Total from Investment Operations	1.48		(5.87)		(0.53)

LESS DISTRIBUTIONS:
From net investment income	—		(0.05)		—
From net realized gains	—		(0.00	)(b)(c)	—
Total Distributions	—		(0.05)		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (Note 2)	0.00	(b)(c)	0.02	(b)	—
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.48		(5.90)		(0.53)
NET ASSET VALUE, END OF PERIOD	$5.05		$3.57		$9.47
TOTAL RETURN (d)	41.46	%(e)	(61.79)%		(5.30	)%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$23,888		$12,938		$21

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.31	%(f)	2.56%		6.11	%(f)
Operating expenses including reimbursement/waiver	1.09	%(f)	1.00%		1.00	%(f)
Operating expenses excluding reimbursement/waiver	1.44	%(f)	2.05%		35.33	%(f)

PORTFOLIO TURNOVER RATE (g)	34%		59%		15%

(a)       The Fund commenced operations on December 31, 2007.

(b)       Per share numbers have been calculated using the average shares method.

(c)        Less than $0.005 per share.

(d)       Total return assumes dividend reinvestment.

(e)        Total returns for periods less than one year are not annualized.

(f)           Annualized.

(g)       A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2009 were $35,707,791 and $20,794,195, respectively.

See Notes to Financial Statements.

	Class R
	Six Months Ended		Year Ended		Period Ended
	October 31, 2009 (Unaudited)		April 30, 2009		April 30, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD INCOME/(LOSS) FROM OPERATIONS:	$3.31		$9.46		$10.00
Net investment income/(loss)	(0.00	)(b)(c)	0.15	(b)	0.12
Net realized and unrealized gain/(loss) on investments	1.34	(b)	(6.05	)(b)	(0.66)
Total from Investment Operations	1.34		(5.90)		(0.54)

LESS DISTRIBUTIONS:
From net investment income	—		(0.26)		—
From net realized gains	—		(0.00	)(b)(c)	—
Total Distributions	—		(0.26)		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (Note 2)	—		0.01	(b)	—
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.34		(6.15)		(0.54)
NET ASSET VALUE, END OF PERIOD	$4.65		$3.31		$9.46
TOTAL RETURN (d)	40.48	%(e)	(62.10)%		(5.40	)%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$19		$0	(f)	$1

RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	(0.18	)%(g)	2.72%		3.90	%(g)
Operating expenses including reimbursement/waiver	1.62	%(g)	1.50%		1.50	%(g)
Operating expenses excluding reimbursement/waiver	2.07	%(g)	6.08%		43.39	%(g)

PORTFOLIO TURNOVER RATE (h)	34%		59%		15%

(a)       The Fund commenced operations on December 31, 2007.

(b)       Per share numbers have been calculated using the average shares method.

(c)        Less than $0.005 per share.

(d)       Total return assumes dividend reinvestment.

(e)        Total returns for periods less than one year are not annualized.

(f)           Less than $500.

(g)       Annualized.

(h)       A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2009 were $35,707,791 and $20,794,195, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS | Red Rocks Listed Private Equity Fund (the “Fund”) formerly Listed Private Equity Fund is one of five separate series offered to the public under the Trust as of October 31, 2009. This Fund commenced operations on December 31, 2007. The Fund has three classes of shares authorized: Class A, Class I and Class R. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid were subject to a contingent deferred sales charge of 1% if the shares were sold within twelve months. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•             Level 1 — Quoted prices in active markets for identical investments

•             Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009.

Assets:

			Level 3 -
		Level 2 -	Significant
Investments in	Level 1 -	Other Significant	Unobservable
Securities at Value	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$73,605,572	$1,021,301	$—	$74,626,873
TOTAL	$73,605,572	$1,021,301	$—	$74,626,873

For the six months ended October 31, 2009, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in Fund’s following year.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at October 31, 2009.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

During the six-month period ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2008 and April 30, 2009. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2008 and April 30, 2009. To our knowledge there are no federal or Colorado income tax returns currently under examination.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

The tax character of the distributions paid by the Fund for the year ended April 30, 2009 is as follows:

Distributions Paid From:
Ordinary Income	$428,026
Long-Term Capital Gain	115
Total	$428,141

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Components of Earnings: At April 30, 2009, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in book and tax distributions, differing tax treatment of foreign currency and certain other investments and treatment of net investment loss. The reclassifications were as follows:

	Increase/(Decrease)	Increase/(Decrease)
	Accumulated	Accumulated
Increase/(Decrease)	Net Investment	Net Realized
Paid In-Capital	Income/(Loss)	Gain/(Loss)
$558	$954,017	$(954,575)

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,569,410
Accumulated net realized loss	(7,658,078)
Unrealized Depreciation	(29,743,862)
Other Cumulative Effect of Timing Differences	102
Total	$(34,832,428)

Post October Loss: Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2009, the Fund elected to defer currency losses occurring between November 1, 2008 and April 30, 2009 in the amount of $7,319,633.

Capital Loss Carry Forwards: At April 30, 2009, the Fund had generated for Federal income tax purposes a capital loss carry over of $(338,445), which will expire April 30, 2017.

The net unrealized appreciation/depreciation on investments for federal income tax purposes for the six months ended October 31, 2009 were as follows:

Gross appreciation (excess of value over tax cost)	$14,606,003
Gross depreciation (excess of tax cost over value)	(20,663,179)
Net unrealized depreciation	$(6,057,176)
Cost of investments for income tax purposes	$80,684,049

Recent Accounting Pronouncements: In June 2009, FASB issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Fund has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In April 2009, FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Fund’s financial position or results of operation.

2. CAPITAL SHARE TRANSACTIONS

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Fund retained $10,106 and $97,971 for the six-months ended October 31, 2009 and the year ended April 30, 2009, respectively, which are reflected in the “Cost of shares redeemed” in the Statement of Changes in Net Assets. Transactions in shares of capital stock for the six months ended October 31, 2009 and for the year ended April 30, 2009 were as follows:

	Six Months Ended	Year Ended
	October 31, 2009	April 30, 2009
Class A
Sold	3,164,286	9,511,389
Issued in reinvestment of distributions	—	79,707
Redeemed	(842,545)	(1,861,807)
Net increase in shares outstanding	2,321,741	7,729,289
Class I
Sold	2,396,287	5,208,527
Issued in reinvestment of distributions	—	30,427
Redeemed	(1,290,095)	(1,619,737)
Net increase in shares outstanding	1,106,192	3,619,217
Class R
Sold	4,030	4
Issued in reinvestment of distributions	—	8
Redeemed	—	(4)
Net increase in shares outstanding	4,030	8

3. MANAGEMENT AND RELATED PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI” or “Advisor”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. AAI has delegated daily management of Fund assets to Red Rocks Capital LLC (“RRC” or “Sub-Adviser”) the sub-adviser of the Fund. RRC manages the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Trustees. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays AAI an annual management fee of 0.85% based on the Fund’s average daily net assets. Pursuant to an Investment Sub-advisory Agreement, AAI pays RRC an annual sub-advisory management fee of 0.57% based on the Fund’s average daily net assets. AAI is required to pay all fees due to RRC out of the management fee AAI receives from the Fund.

AAI and RRC have contractually agreed with the Fund to limit the amount of the Fund’s total annual expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement is in effect from September 1, 2009 through August 31, 2010 and is reevaluated on an annual basis. For the period of May 1, 2009 through August 31, 2009, the Fund’s expenses were limited to 1.00% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses). Without this agreement, expenses could be higher. In addition, the Fund’s organizational expenses have been borne by AAI. The Adviser and Sub-Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of the Class A shares and Class R shares. The Plan allows the Fund to use its Class A and Class R assets to pay fees in connection with the distribution, marketing and/or the provision of shareholder services to Class A and R shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A and R shares of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to its Class A and Class R shares, respectively. Because these fees are paid out of a Fund’s share class assets on an ongoing basis, over time they will increase the cost of an investment in Class A and Class R shares, and Plan fees may cost an investor more than other types of sales charges.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ALPS serves as administrator to the Fund and the Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting, fund administration, and generally assist in the Fund’s operations. The Annual Administrative Fee will be billed monthly, in the amount of: (i) 8 basis points of Fund’s average net assets between $0 - $500 million; and (ii) 6 basis points of Fund’s average net assets between $500 million - $1 billion; and (iii) 4 basis points of Fund’s average net assets over $1 billion.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of any class a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2009, National Financial Services LLC held approximately 93.31% of Class A of the Fund; Charles Schwab & Co., and First Clearing LLC held approximately 62.15% and 28.45% of Class I of the Fund, respectively; National Financial Services LLC, held approximately 97.38% of Class R of the Fund.

4. SUBSEQUENT EVENT

On November 4, 2009, the Board of Trustees authorized two new funds, Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (“Vulcan Value Funds”), to the Trust. The Vulcan Value Funds’ registration statement is expected to become effective on December 30, 2009 (this date is subject to change).

ADDITIONAL INFORMATION (UNAUDITED)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington,DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES AND PROCEDURES

Fund policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

3. DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISOR AND SUB-ADVISORY AGREEMENT

On August 28, 2009, the Trust’s Board of Trustees (the “Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory and Management Agreement (“Advisory Agreement”) between the Trust and AAI and the Investment Subadvisory Agreement (“Sub-Advisory Agreement”) between AAI and RRC for the Fund in accordance with Section 15(c) of the Investment Company Act of 1940. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement, the Sub-Advisory Agreement and other related materials.

In approving the Advisory and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee: The Trustees reviewed and considered the contractual annual advisory fee to be paid by (a) the Trust, on behalf of the Fund, to AAI of 0.85% of the Fund’s daily average net assets and (b) by AAI to RRC of 0.57% based on the Fund’s average net assets, in light of the extent and quality of the advisory services provided by the AAI and RRC to the Fund. The Board received and considered information comparing the Fund’s contractual advisory fees and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data, as well as the Fund’s direct competitors. Based on such information, the Trustees further determined that the contractual annual advisory fees set forth above and the total expense ratio (after waivers) of 1.50%, 1.25% and 1.75% for Class A, Class I and Class R shares, respectively, of the Fund, taking into account the contractual fee waivers in place, is comparable to others within such Fund’s peer universe.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement and the Sub-Advisory Agreement. The Trustees reviewed certain background materials supplied by AAI and RRC in each of their presentations, including their Forms ADV. The Trustees reviewed and considered AAI’s and RRC’s investment advisory personnel, their history as asset managers, their performance and the amount of assets currently under management by AAI and RRC. The Trustees also reviewed the research and decision-making processes utilized by AAI and RRC, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund. The Trustees considered the background and experience of AAI’s and RRC’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees also reviewed the accompanying compliance-related materials and also noted that they have received reports on these services and compliance issues from AAI and RRC at each regular Board meeting throughout the year related to the services rendered by AAI and RRC with respect to the Fund.

The Fund’s Performance:  The Trustees reviewed performance information for the Fund for the one-year and since inception (December 31, 2007) periods ended July 31, 2009. That review included a comparison of the Fund’s performance to the performance of a group of comparable funds selected by Lipper. The Trustees also considered RRC’s representations about the effect of recent market turmoil on the Fund’s performance. The Trustees also considered RRC’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

The Advisers’ Profitability: The Trustees received and considered a profit-ability analysis prepared by AAI based on the fees payable under the Advisory Agreement. Based on the allocation methodologies used by AAI, the Trustees considered the losses realized by AAI in connection with the operation of the Fund. The Trustees also considered the advisers’ statements regarding their continuing commitment to the Fund despite these losses. The Board then reviewed and discussed AAI’s and RRC’s financial statements in order to analyze the financial condition and stability and profitability of each adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall-out benefits or any other direct or indirect benefits would accrue to AAI or RRC from their relationship with the Trust.

Other Benefits to AAI and RRC: The Trustees reviewed and considered any other benefits derived or to be derived by AAI and RRC from their relationship with the Fund, including soft-dollar arrangements.

Conclusions: In selecting AAI and RRC and approving the Advisory Agreement and Sub-Advisory Agreement and the fees charged under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory and Sub-Advisory Agreements. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, unanimously concluded that:

•                  the investment advisory fees to be received by AAI with respect to the Fund were comparable to others with in such Fund’s peer universe;

•                  the nature, extent and quality of services rendered by AAI under the Advisory Agreement and by RRC under the Sub-Advisory Agreement were adequate;

•                  the performance of the Fund was generally comparable to the performance of the funds in its Lipper peer group, although the peer group was composed of several funds that, although in the financial sector, have very different investment theses than the Fund;

•                  the profit, if any, anticipated to be realized by AAI in connection with the operation of the Fund is fair to the Trust, especially in light of the fee waiver agreement among the Trust, AAI and RRC; and

•                  there were no material other benefits accruing to AAI or RRC in connection with its relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, all of the Trustees, including a majority of the Independent Trustees in person at the meeting, concluded that AAI’s and RRC’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

SHAREHOLDER MEETING (UNAUDITED)

A Special Meeting of Shareholders of all series of the Trust was held on August 7, 2009. At the meeting the following matters were voted on by the Shareholders. Each vote reported represents one dollar of net asset value held on the record date of the meeting. The results of the Special Meeting of Shareholders are noted below. Proposals 1, 2.A.1 and 2.B reflect votes where the entire Trust voted as a single group. Proposals 2.A.2 and 2.A.3 reflect votes where either the Fund or each Class within the Fund voted separately.

Proposal 1 - To elect and re-elect the nominees specified below as Trustees of Financial Investors Trust:

	Number of Votes
Trustees	Record Date Votes	Affirmative	Withheld	Total
Mary K. Anstine	360,498,638	147,541,150	11,936,590	159,477,740
Jeremy W. Deems	360,498,638	147,538,926	11,938,814	159,477,740
John R. Moran, Jr.	360,498,638	147,532,444	11,945,296	159,477,740
Edmund J. Burke	360,498,638	147,541,440	11,936,300	159,477,740
Jerry G. Rutledge	360,498,638	147,542,846	11,934,894	159,477,740
Michael “Ross” Shell	360,498,638	147,544,998	11,932,742	159,477,740

Proposal 2.A.1 - To amend the Trust Instrument to permit the Board to liquidate the Trust without a shareholder vote:

	Number of Votes
	Record Date				Broker
Trust	Votes	Affirmative	Against	Abstain	Non-Vote	Total
Financial Investors Trust	360,498,638	124,065,472	28,624,479	46,076	6,741,712	159,477,739

Proposal 2.A.2 - To amend the Trust Instrument to permit the Board to liquidate the Fund without a shareholder vote:

	Number of Votes
	Record Date				Broker
Fund	Votes	Affirmative	Against	Abstain	Non-Vote	Total
ALPS | Red Rocks Listed Private Equity Fund(1)	12,756,049	2,087,808	3,455,464	30,219	6,741,712	12,315,203

Proposal 2.A.3 - To amend the Trust Instrument to permit the Board to liquidate each Class of the Fund without a shareholder vote:

	Number of Votes
	Record Date				Broker
Class	Votes	Affirmative	Against	Abstain	Non-Vote	Total
ALPS | Red Rocks Listed Private Equity Fund(1) - A Shares	8,052,750	400,232	2,068,095	29,070	5,330,300	7,827,697
ALPS | Red Rocks Listed Private Equity Fund(1) - I Shares	4,702,551	1,687,736	1,387,719	—	1,411,411	4,486,866
ALPS | Red Rocks Listed Private Equity Fund(1) - R Shares	748	—	639	—	—	639

Proposal 2.B - To amend the Trust Instrument to permit the Board to liquidate future Funds or Classes of the Trust whose registration statement shall become effective after the date of the Special Meeting of Shareholders, August 7, 2009, without a shareholder vote:

	Number of Votes
	Record Date				Broker
Trust	Votes	Affirmative	Against	Abstain	Non-Vote	Total
Financial Investors Trust	360,498,638	124,072,602	28,617,443	45,983	6,741,712	159,477,740

(1) Formerly, Listed Private Equity Fund.

Percentage of Total Outstanding Votes			Percentage of Voted
Affirmative	Withheld	Total	Affirmative	Withheld	Total
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%
40.93%	3.31%	44.24%	92.51%	7.49%	100.00%
40.93%	3.31%	44.24%	92.51%	7.49%	100.00%
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%
40.93%	3.31%	44.24%	92.52%	7.48%	100.00%

Percentage of Total Outstanding Votes					Percentage of Voted
Affirmative	Against	Abstain	Broker Non-Vote	Total	Affirmative	Against	Abstain	Broker Non-Vote	Total
34.41%	7.94%	0.01%	1.87%	44.23%	77.79%	17.95%	0.03%	4.23%	100.00%

Percentage of Total Outstanding Votes					Percentage of Voted
Affirmative	Against	Abstain	Broker Non-Vote	Total	Affirmative	Against	Abstain	Broker Non-Vote	Total
16.37%	27.09%	0.24%	52.85%	96.55%	16.95%	28.06%	0.25%	54.74%	100.00%

Percentage of Total Outstanding Votes					Percentage of Voted
Affirmative	Against	Abstain	Broker Non-Vote	Total	Affirmative	Against	Abstain	Broker Non-Vote	Total
4.97%	25.68%	0.36%	66.19%	97.20%	5.11%	26.42%	0.37%	68.10%	100.00%
35.89%	29.51%	0.00%	30.01%	95.41%	37.61%	30.93%	0.00%	31.46%	100.00%
0.00%	85.43%	0.00%	0.00%	85.43%	0.00%	100.00%	0.00%	0.00%	100.00%

Percentage of Total Outstanding Votes					Percentage of Voted
Affirmative	Against	Abstain	Broker Non-Vote	Total	Affirmative	Against	Abstain	Broker Non-Vote	Total
34.42%	7.94%	0.01%	1.87%	44.24%	77.80%	17.94%	0.03%	4.23%	100.00%

TRUSTEES & OFFICERS (UNAUDITED)

As of October 31, 2009, the Fund represented one of five separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling (866) 759-5679. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INDEPENDENT TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Mary K. Anstine, age 68	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	18

Ms. Anstine is a Trustee of ALPS ETF Trust (7 funds); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).

*                               All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**                        Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***                 The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

John R. Moran, Jr., age 79	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	5	None

Jeremy W. Deems, age 33	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	13	Mr. Deems is a Trustee of ALPS ETF Trust (7 funds); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Jerry G. Rutledge, age 65	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	5	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund) and a Director of the American National Bank.

Michael “Ross” Shell, age 39	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.

Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008) and a Director of Tesser, Inc., a brand agency (since November 1999). From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.

				5	None.

*                           All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**                    Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***             The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

INTERESTED TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Edmund J. Burke, age 48	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is Chief Executive Officer and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and FTAM Distributors, Inc. (“FDI”) and from 2001-2008, was President of AAI, ADI, AFS and FDI. Because of his positions with AHI, AAI, ADI, AFS and FDI, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust (since 2006); Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

7

Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**

Jeremy O. May, age 39	Treasurer	Mr. May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May joined ALPS in 1995 and is currently President and Director of AFS and Director and Executive Vice President of AHI, AAI, ADI and FDI. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Financial Investors Trust, Financial Investors Variable Insurance Trust and Reaves Utility Income Fund. Mr. May is also President, Chairman and Trustee of the ALPS Variable Insurance Trust and Chairman and Trustee of the Reaves Utility Income Fund. Mr. May is currently on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

JoEllen L. Legg, Age 48	Secretary	Ms. Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS in October 2007 and is currently Vice President and Associate Counsel of ALPS, ADI, FDI and AAI. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 — 2004) and at Patton Boggs LLP (2004 — 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the Westcore Trust and Assistant Secretary of the Stone Harbor Investment Funds and the WesMark Funds.

*                 All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**          Except as otherwise indicated, each individual has held the office shown or other offices in same company for the last five years.

Name, Address*	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Funds	Length of Time Served	During Past 5 Years**

Michael Akins, age 33	Chief Compliance Officer (“CCO”)	Mr. Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance

Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, age 37	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.; and Assistant Secretary of Ameristock Mutual Fund, Inc.

This report must be preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the ALPS | Red Rocks Listed Private Equity Fund.

RRC000260 6/30/10

Item 2.            Code of Ethics.

Not applicable to this Report.

Item 3.            Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.            Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.            Investments.

(a)          Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.          Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)              Not applicable to this Report.

(a)(2)              The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)              Not applicable to Registrant.

(b)                           The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 8, 2010

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	January 8, 2010